Convertible Preferred Stock, Warrant Exercises (Details) - USD ($) $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2021	Nov. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants				$ 9,630	$ 0	$ 117
Series A-6 preferred stock
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants			$ 19
Warrants to purchase Series B-3 preferred stock (in shares)			59,102
Series B preferred stock
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants	$ 117	$ 117
Warrants to purchase Series B-3 preferred stock (in shares)	289,552	289,552